6. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Fair value of financial liabilities
	September 30, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$1,506,414	$—	$—	$1,506,414

	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$1,301,138	$—	$—	$1,301,138

Balance, January 1, 2017	$1,301,138
Transfers in due to issuance of liability warrants in connection with sale of common stock	1,003,870
Transfers in due to issuance of convertible notes and warrants with embedded conversion and reset options	798,431
Transfers out due to warrant exercise	(610,967)
Mark to market to September 30, 2017	(986,058)
Balance, September 30, 2017	$1,506,414
Gain on change in warrant liabilities for the nine months ended September 30, 2017	$986,058

	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$-	$-	$ -	$-

	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$1,301,138	$-	$ -	$1,301,138

Balance, January 1, 2015	$1,099,708
Transfers out due to term modifications	(3,336,109)
Mark-to-market	2,236,401
Balance, December 31, 2015	—
Transfers in to Level 3:	2,720,375
Transfers out due to conversions and payoffs	(2,001,149)
Mark to market to December 31, 2016	581,912
Balance, December 31, 2016	$1,301,138
Loss on change in warrant and derivative liabilities for the year ended December 31, 2016	$(581,912)